Financial instruments and risk management - Changes in credit loss impairment (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning balance	$ 1,007	$ 1,146
Write-offs	(663)	(1,006)
Impairment loss recognized	375	867
Ending balance	$ 719	$ 1,007